Vanguard Emerging Markets Bond Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Emerging Markets Bond Fund	Sep. 30, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.50%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.35%